INCOME TAXES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
UNITED STATES
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 256,666
Expiry Terms	Expires in up to 17 years
UNITED KINGDOM
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 182,531
Expiry Terms	Does not expire
U S 1 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 15,425
Expiry Terms	Does not expire
AUSTRALIA
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 5,220
Expiry Terms	Does not expire
ISRAEL
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 254,288
Expiry Terms	Does not expire
FINLAND
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 858
Expiry Terms	Expires in up to 7 years
Other [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
NOL Carryforwards	$ 1,999
Expiry Terms	Expires in up to 5 years